Defined Contribution Pension Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Pension Plan

9.    Defined Contribution Pension Plan

The Business has two defined contribution 401(k) plans covering certain eligible domestic employees, as defined by the plans. The plans provide for certain employer matching contributions. Contributions to the plans totaled $0.2 and $0.1 for the three months ended March 31, 2020 and 2019.

9.  Defined Contribution Pension Plan

The Business has two defined contribution 401(k) plans covering certain eligible domestic employees, as defined by the plans. The plans provide for certain employer matching contributions. Contributions to the plans totaled $0.3 in 2019 and 2018, respectively, and $0.4 in 2017.